Note 10 - Deferred Revenues - Schedule of Deferred Revenue (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred revenues on maintenance contracts	€ 1,487	€ 1,294
Deferred revenue on RPP	350	126
Deferred revenue on sale of devices	173	287
Deferred research and development grants	201	394
Total	2,211	2,101
Less long term portion	(333)	(504)
Deferred revenues, current portion	€ 1,878	€ 1,597